Commitments and Contingencies Disclosure (Details)	3 Months Ended
Mar. 31, 2023 USD ($)
Company's operating lease agreement
Rent payments	$ 1,200
Subsidiary's operating lease agreement
Rent payments	6,582
Right-of-use assets and operating lease liabilities	122,946
Retail space third location
Rent payments	1,900
Right-of-use assets and operating lease liabilities	$ 89,830